Parent Company Only Condensed Financial Information (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Securities available for sale	$ 121,650	$ 150,175
Other assets	1,458	2,107
Total assets	440,834	406,086
LIABILITIES AND SHAREHOLDERS' EQUITY
Shareholders' equity	45,321	42,745	38,981	38,903
Total liabilities and shareholders' equity	440,834	406,086
Parent Company [Member]
ASSETS
Cash and cash equivalents	510	520
Investment in bank subsidiary	42,278	39,645
Investment in real estate subsidiary	2,393	2,466
Securities available for sale	31	20
Other assets	304	271
Total assets	45,516	42,922
LIABILITIES AND SHAREHOLDERS' EQUITY
Dividends payable	178	177
Other Liabilities	17	0
Shareholders' equity	45,321	42,745
Total liabilities and shareholders' equity	$ 45,516	$ 42,922